Application of New and Revised International Financial Reporting Standards ("IFRSs")	6 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Application of New and Revised International Financial Reporting Standards (IFRS)	Application of New and Revised International Financial Reporting Standards (“IFRSs”)
Several other amendments and interpretations apply for the first time in fiscal year 2025, but do not have a material impact on these unaudited condensed consolidated financial statements.
The Group does not anticipate that adoption of the following IFRSs will have a material effect on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after January 2024:

•Amendment to IFRS 16: Subsequent measurement requirements for sale and leaseback transactions

•Amendment to IAS 1: Non-current Liabilities with Covenants

•Amendment to IAS 7 and IFRS 7 - Supplier finance

Effective for annual periods beginning on or after January 2025:

•Amendments to IAS 21 – Lack of Exchangeability

Effective for annual periods beginning on or after January 2026:

•Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments

•Annual improvements to IFRS – Volume 11

Effective for annual periods beginning on or after January 2027:

•IFRS 18 Presentation and Disclosure in Financial Statements

•IFRS 19 Subsidiaries without Public Accountability: Disclosures